Borrowings (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				0 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Ship Mortgage Notes $670 million	Dec. 31, 2013 Ship Mortgage Notes $670 million	Nov. 13, 2013 Ship Mortgage Notes $670 million	Mar. 31, 2014 Sale of the "Additional Notes" and the Existing Notes	Apr. 07, 2010 Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank	Jun. 30, 2014 Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank	Dec. 31, 2013 Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank	Apr. 08, 2010 BNP Paribas SA Bank and DVB Bank S.E.	Jun. 30, 2014 BNP Paribas SA Bank and DVB Bank S.E.	Dec. 31, 2013 BNP Paribas SA Bank and DVB Bank S.E.	May 28, 2010 DVB Bank S.E. and ABN AMRO Bank N.V.	Jun. 30, 2014 DVB Bank S.E. and ABN AMRO Bank N.V.	Dec. 31, 2013 DVB Bank S.E. and ABN AMRO Bank N.V.	Oct. 26, 2010 Eurobank Ergasias S.A. $52.2 million	Jun. 30, 2014 Eurobank Ergasias S.A. $52.2 million	Dec. 31, 2013 Eurobank Ergasias S.A. $52.2 million	Dec. 06, 2010 Eurobank Ergasias S.A. $52.0 million	Jun. 30, 2014 Eurobank Ergasias S.A. $52.0 million	Dec. 31, 2013 Eurobank Ergasias S.A. $52.0 million	Jul. 08, 2011 ABN AMRO Bank N.V	Jun. 30, 2014 ABN AMRO Bank N.V	Dec. 31, 2013 ABN AMRO Bank N.V	Dec. 29, 2011 Norddeutsche Landesbank Girozentrale	Jun. 30, 2014 Norddeutsche Landesbank Girozentrale	Dec. 31, 2013 Norddeutsche Landesbank Girozentrale	Dec. 29, 2011 DVB Bank SE and Credit Agricole Corporate and Investment Bank	Jun. 30, 2014 DVB Bank SE and Credit Agricole Corporate and Investment Bank	Dec. 31, 2013 DVB Bank SE and Credit Agricole Corporate and Investment Bank	Nov. 08, 2011 The Navios Holdings Credit Facility	Jun. 30, 2014 The Navios Holdings Credit Facility	Jul. 09, 2013 Deutsche Bank AG Filiale Deutschlandgeschaft	Jun. 30, 2014 Deutsche Bank AG Filiale Deutschlandgeschaft	Dec. 31, 2013 Deutsche Bank AG Filiale Deutschlandgeschaft	Aug. 20, 2013 HSH Nordbank AG	Jun. 30, 2014 HSH Nordbank AG	Dec. 31, 2013 HSH Nordbank AG	Feb. 06, 2014 HSH Nordbank AG	Jun. 30, 2014 HSH Nordbank AG	Dec. 31, 2013 HSH Nordbank AG
Debt Instrument [Line Items]
Debt Instrument Face Amount				$ 610,000	$ 60,000	$ 150,000			$ 75,000			$ 52,000			$ 52,200			$ 52,000			$ 55,100			$ 28,125			$ 56,250			$ 40,000		$ 48,465			$ 40,300			$ 51,000
Fixed interest rate				8.125%
Redemption price of senior notes percentage of principal amount					103.25%
Proceeds from the sale of the 2021 Notes					59,667
Debt Instrument Issuance Date						Apr. 07, 2010			Apr. 08, 2010			May 28, 2010			Oct. 26, 2010			Dec. 06, 2010			Jul. 08, 2011			Dec. 29, 2011			Dec. 29, 2011			Nov. 08, 2011		Jul. 09, 2013			Aug. 20, 2013			Feb. 06, 2014
Number of Loan Tranches						6			3			2			2			2			2						2					3			2			2
Amount of each tranche						$ 25,000 per each tranche			$ 25,000 per each tranche			$ 26,000 per each tranche			Two tranches of $ 26,100 and $ 25,500, respectively			$ 23,100 per each tranche			$ 27,550 per each tranche						$ 28,125 per each tranche					Three tranches of up to $ 13,935, $ 13,935 and $ 20,595 each			$ 20,150 per each tranche			$ 25,500 per each tranche
Debt Instrument Description Of Variable Rate Basis						LIBOR			LIBOR			LIBOR			LIBOR plus (I) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps			LIBOR			LIBOR			LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum			LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum			LIBOR		LIBOR			LIBOR			LIBOR
Debt Instrument, Basis Spread on Variable Rate						2.50%			2.50%			2.75%						3.00%			3.25%									3.00%		3.25%			3.20%			3.10%
Loans Payable to Bank		670,000	610,000				132,750	137,250		72,000	74,250		37,655	39,448		45,117	46,482		42,222	43,446		38,355	41,336		24,971	24,971		53,096	49,943				45,493	47,652		38,411	39,670		50,200	0
Amount drawn down															51,600			46,200			54,750
Line of Credit Facility, Remaining Borrowing Capacity	46,308									0												0			3,154		3,154				40,000
Line of Credit Facility, Maximum Borrowing Capacity																														40,000
Line of Credit Facility, Arrangements Fees, Amount																														$ 400
Debt Instrument Convertible Terms Of Conversion Feature		The 2021 Co-Issuers have the option to redeem the 2021 Notes in whole or in part, at any time (i) before November 15, 2016, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after November 15, 2016, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any. At any time before November 15, 2016, the 2021 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2021 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2021 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the aggregate principal amount of the Existing Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Debt instrument payment terms						Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed.			Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche started six months after the delivery date of the respective vessel which that tranche finances.			Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in two quarterly installments of $198 each, 12 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date.			Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel.			Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel.			Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date.			The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date.			Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date.					The two tranches of the facility are repayable in 19 quarterly installments of $348 and $387, respectively, with a final balloon payment of $7,316 and $6,575, respectively, to be repaid on the last repayment date. The third tranche of the facility is repayable in one installment of $76, 18 installments of $344, with a final balloon installment of $14,327, to be repaid on the last repayment date.			Each tranche of the facility is repayable in 28 quarterly installments of $315 with a final balloon payment of $11,334 to be paid on the last repayment date.			Each tranche of the facility is repayable in 28 consecutive quarterly equal repayment installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date.
Compliance with loan-to-value ratios	The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013 and up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2014 and thereafter. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.